CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivables, allowance	$ 222,007
Accounts payable	15,347,033	9,909,704
Accrued expenses and other current liabilities	9,489,794	48,084,857
Deferred revenue	4,043,619	2,549,820
Income tax payable	3,645,583	2,930,337
Non-current deferred tax liability	271,622	477,457
Ordinary shares, par value	$ 0.0000005	$ 0.0000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	1,661,939,143	1,510,906,573
Ordinary shares, shares outstanding	1,661,939,143	1,510,906,573
Variable Interest Entities
Accounts payable	15,343,859	9,870,853
Accrued expenses and other current liabilities	7,852,121	6,925,533
Deferred revenue	2,796,228	564,812
Income tax payable		1,056,443
Non-current deferred tax liability	$ 271,622	$ 477,457